Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of major classifications of premises and equipment
Premises and equipment, gross	$ 32,851	$ 33,356
Less accumulated depreciation and amortization	18,565	18,285
Premises and equipment, net	14,286	15,071
Land [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	3,444	3,426
Buildings and improvements [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	19,889	20,671
Leasehold improvements [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	795	765
Furniture, fixtures and equipment [Member]
Schedule of major classifications of premises and equipment
Premises and equipment, gross	$ 8,723	$ 8,494